UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02752

Name of Fund: BIF Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BIF Money Fund, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2016 – 06/30/2017

Item 1 – Proxy Voting Record – The registrant is a feeder fund in a master/feeder structure and as such holds interests of Master Money LLC (the “Master LLC”). Voting records of the Master LLC can be found by accessing the Form N-PX filed by the Master LLC (Investment Company Act file no. 811-21299, CIK no. 0001186239) on August 25, 2017.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02752
Reporting Period: 07/01/2016 - 06/30/2017
BIF Money Fund

================================ BIF Money Fund ================================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Money Fund

By:	/s/ John Perlowski
John Perlowski Chief Executive Officer of BIF Money Fund

Date:	August 25, 2017